<SEQUENCE>1
<FILENAME>HANLON_2011q2.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hanlon Investment Management, Inc.
Address: 3393 Bargaintown Road, Suite 200
         Egg Harbor Township, NJ 08234

13F File Number:  028-14155

The instutitional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Ericson
Title:     CCO and General Counsel
Phone:     609-601-1200

Signature, Place, and Date of Signing:

 /s/ Thomas J. Ericson     Egg Harbor Township, NJ     July 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $427,818

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                          VALUE     SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC	       COM		035710409      361    20000 SH	SOLE			     20000	  0	   0
CAPE BANCORP INC 	       COM		139209100     1524   152407 SH	SOLE			    152407	  0	   0
CHEVRON CORP NEW	       COM		166764100      469     4562 SH	SOLE			      4562	  0	   0
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL	23129U101     7497    69660 SH	SOLE			     69660	  0	   0
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN	23130A102     5386    43955 SH	SOLE			     43955	  0	   0
CURRENCYSHARES SWISS FRANC T   SWISS FRANC SH	23129V109    29778   252959 SH	SOLE			    252959	  0	   0
DREYFUS STRATEGIC MUNS INC     COM		261932107      448    55000 SH	SOLE			     55000	  0	   0
EXXON MOBIL CORP 	       COM		30231G102      266     3264 SH	SOLE			      3264	  0	   0
GASTAR EXPL LTD 	       COM NEW		367299203	82    24000 SH	SOLE			     24000	  0	   0
GENERAL ELECTRIC CO	       COM		369604103      201    10669 SH	SOLE			     10669	  0	   0
SELECT SECTOR SPDR TR	       SBI HEALTHCARE	81369Y209     5122   144213 SH	SOLE			    144213	  0	   0
ISHARES TR		       BARCLYS 1-3YR CR	464288646     5417    51614 SH	SOLE			     51614	  0	   0
ISHARES TR		       BARCLYS 1-3 YR	464287457     5413    64215 SH	SOLE			     64215	  0	   0
ISHARES TR		       BARCLYS 3-7 YR	464288661    29750   254056 SH	SOLE			    254056	  0	   0
ISHARES TR		       BARCLYS 7-10 YR	464287440    29566   308430 SH	SOLE			    308430	  0	   0
ISHARES TR		       BARCLYS INTER CR	464288638    12513   117385 SH	SOLE			    117385	  0	   0
ISHARES TR		       BARCLYS MBS BD	464288588    17397   163027 SH	SOLE			    163027	  0	   0
ISHARES TR		       BARCLYS TIPS BD	464287176    24437   220871 SH	SOLE			    220871	  0	   0
ISHARES TR		       DJ HOME CONSTN	464288752     5360   422016 SH	SOLE			    422016	  0	   0
ISHARES INC		       MSCI CHILE INVES	464286640    13923   184723 SH	SOLE			    184723	  0	   0
ISHARES TR		       NASDQ BIO INDX	464287556    13633   127821 SH	SOLE			    127821	  0	   0
ISHARES TR		       S&P NTL AMTFREE  464288414    29626   286215 SH  SOLE                        286215        0        0
PENN NATL GAMING INC	       COM		707569109     1031    25556 SH	SOLE			     25556	  0	   0
PIMCO ETF TR		       1-5 US TIP IDX	72201R205    20044   375985 SH	SOLE			    375985	  0	   0
PIMCO ETF TR		       ENHAN SHRT MAT	72201R833    11586   114612 SH	SOLE			    114612	  0	   0
PIMCO HIGH INCOME FD 	       COM SHS		722014107     1090    80000 SH	SOLE			     80000	  0	   0
PIONEER MUN HIGH INCOME ADV    COM		723762100      683    50000 SH	SOLE			     50000	  0	   0
POWERSHARES ETF TR 	       II BUILD AMER ETF73937B407     5303   204041 SH	SOLE			    204041	  0	   0
POWERSHARES GLOBAL ETF TRUST   SOVEREIGN DEBT	73936T573    17431   643441 SH	SOLE			    643441	  0	   0
POWERSHARES GLOBAL ETF TRUST   INSUR NATL MUN	73936T474    29189  1258693 SH	SOLE			   1258693	  0	   0
RAIT FINANCIAL TRUST	       COM		749227104      105    50000 SH	SOLE			     50000	  0	   0
SPDR SERIES TRUST	       DB INT GVT ETF	78464A490    19921   321728 SH	SOLE			    321728	  0	   0
SPDR GOLD TRUST	GOLD           SHS		78463V107      336     2300 SH	SOLE			      2300	  0	   0
SPDR SERIES TRUST	       NUVN BRCLY MUNI	78464A458    29441  1300407 SH	SOLE			   1300407	  0	   0
SPDR SERIES TRUST	       NUVN BR SHT MUNI	78464A425    24169   997056 SH	SOLE			    997056	  0	   0
VANGUARD BD INDEX FD INC       INTERMED TERM	921937819     5320    63370 SH	SOLE			     63370	  0	   0
VANGUARD BD INDEX FD INC       SHORT TRM BOND	921937827     5441    67149 SH	SOLE			     67149	  0	   0
VANGUARD SCOTTSDALE FDS	       SHRT-TERM CORP	92206C409     7886   100653 SH	SOLE			    100653	  0	   0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT	921937835    10672   131496 SH	SOLE			    131496	  0	   0